Financial Instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 2,022,683
Financial liabilities	4,858,706
Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 842,920
Financial liabilities		1,102,766
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	215,376
Trade receivables | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		181,127
Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,923
Amounts due from related parties | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		32,670
Financial assets included in prepayments and other current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,019
Financial assets included in prepayments and other current assets | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		5,888
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	377,065
Restricted cash | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		26,622
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,353,300
Cash and cash equivalents | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial assets		596,613
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	99,082
Trade Payables [Member] | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		76,107
Interest-bearing bank borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,461,258
Interest-bearing bank borrowings | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		407,592
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,751,703
Amounts due to related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,045
Amounts due to related parties | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,541
Financial liabilities included in accrued expenses and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	¥ 542,618
Financial liabilities included in accrued expenses and other current liabilities | Predecessor
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		¥ 616,526